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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Tax-Free National Fund

Portfolio of Investments – December 31, 2010 (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 97.9%

Alabama - 1.4%
Troy University, (ASSURED GTY) 4.125%, 11/1/2023	$ 420,000	$ 395,850
		395,850
Arizona - 6.6%
Arizona Health Facilities Authority, (Escrowed To Maturity) (NATL-RE) 6.25%, 9/1/2011	15,000	15,295
Arizona Sports & Tourism Authority, 5%, 7/1/2016	100,000	99,904
Arizona Transportation Board, 5%, 7/1/2013	135,000	147,299
City of Tempe AZ, 5%, 7/1/2020	225,000	241,810
Glendale Western Loop 101 Public Facilities Corp., 6%, 7/1/2024	525,000	555,214
Maricopa County Stadium District/AZ, (AMBAC) 5.25%, 6/1/2012	250,000	260,315
Maricopa County Unified School District No. 090 Saddle Mountain, General Obligation, 5%, 7/1/2014	75,000	76,925
Maricopa County Unified School District No. 41 Gilbert, General Obligation, (AGM) 5.8%, 7/1/2014	250,000	285,583
Northern Arizona University, Certificate Participation, (AMBAC) 5%, 9/1/2023	150,000	149,294
		1,831,639
Arkansas - 0.7%
City of Fort Smith AR, (AGM) 5%, 10/1/2021	175,000	192,901
		192,901
District of Columbia - 0.7%
District of Columbia, General Obligation, (NATL-RE) 5.5%, 6/1/2012	185,000	192,972
		192,972
Florida - 8.2%
Emerald Coast Utilities Authority, (NATL-RE FGIC) 5%, 1/1/2025	1,010,000	1,017,514
Florida State Board of Education, General Obligation, (ST GTD) 4.75%, 6/1/2035	500,000	487,285
Peace River/Manasota Regional Water Supply Authority, (AGM) 5%, 10/1/2023	750,000	766,110
		2,270,909
Georgia - 6.1%
Augusta-Richmond County Coliseum Authority, (CNTY GTD) 5%, 10/1/2023	670,000	718,535
City of Atlanta GA, (AGM) 5.75%, 11/1/2030	300,000	314,904
Emanuel County Hospital Authority, (AMBAC CNTY GTD) 4.3%, 7/1/2017	250,000	272,633
Gwinnett County Development Authority, Certificate Participation, (NATL-RE) 5.25%, 1/1/2018	225,000	255,186
Private Colleges & Universities Authority, 5%, 9/1/2038	130,000	128,645
		1,689,903
Illinois - 4.9%
County of Winnebago IL, General Obligation, (NATL-RE) 5%, 12/30/2024	1,000,000	1,028,280
Regional Transportation Authority, (AMBAC) 7.2%, 11/1/2020	280,000	333,217
		1,361,497
Indiana - 5.9%
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY) 5.5%, 1/1/2038	475,000	485,460
Western Boone Multi-School Building Corp, General Obligation, (AGM ) 5%, 1/10/2020	1,015,000	1,135,988
		1,621,448
Kentucky - 0.4%
Laurel County School District Finance Corp., (AGM SEEK) 4%, 6/1/2016	110,000	119,394
		119,394
Maryland - 0.3%
Maryland State Transportation Authority, (Escrowed To Maturity) 6.8%, 7/1/2016	65,000	74,198
		74,198
Massachusetts - 2.4%
Massachusetts School Building Authority, (AGM) 5%, 8/15/2023	635,000	664,191
		664,191
Michigan - 5.5%
Charles Stewart Mott Community College, General Obligation, (NATL-RE) 5%, 5/1/2018	720,000	773,100
Detroit City School District, General Obligation, (FGIC Q-SBLF) 6%, 5/1/2020	300,000	333,933
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) 5%, 5/1/2022	410,000	417,790
		1,524,823
Mississippi - 4.2%
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 7.75%, 2/1/2014	500,000	598,655
Harrison County Wastewater Management District, (Escrowed To Maturity) (FGIC) 8.5%, 2/1/2013	500,000	556,000
		1,154,655
Missouri - 4.7%
City of O'Fallon MO, Certificate Participation, (NATL-RE) 5.25%, 11/1/2016	100,000	109,361
County of St Louis MO, (Escrowed To Maturity) 5.65%, 2/1/2020	500,000	572,470
Jefferson City School District/MO, General Obligation, (Escrowed To Maturity) 6.7%, 3/1/2011	55,000	54,695
Missouri State Board of Public Buildings, 5.5%, 10/15/2013	300,000	334,608
St Louis Industrial Development Authority, 6.65%, 5/1/2016	200,000	232,764
		1,303,898
New Jersey - 4.5%
New Jersey State Turnpike Authority, (BHAC-CR FSA) 5.25%, 1/1/2028	250,000	274,293
New Jersey State Turnpike Authority, (Escrowed To Maturity) (NATL-RE) 6.5%, 1/1/2016	850,000	965,430
		1,239,723
New York - 2.8%
New York State Dormitory Authority, (BHAC-CR AMBAC) 5.5%, 7/1/2031	250,000	266,908
Port Authority of New York & New Jersey, 5.375%, 3/1/2028	455,000	488,128
		755,036
North Carolina - 10.4%
Board of Governors of the University of North Carolina, (NATL-RE) 5%, 10/1/2015	215,000	240,198
City of Raleigh NC, Certificate Participation, 4.75%, 6/1/2025	590,000	608,868
County of Dare NC, Certificate Participation, (AMBAC) 5%, 6/1/2023	600,000	620,580
County of Forsyth NC, 4.5%, 4/1/2021	650,000	692,965
North Carolina Medical Care Commission, (HUD SECT 8) 5.5%, 10/1/2024	500,000	500,985
State of North Carolina, 4.5%, 5/1/2027	200,000	196,134
		2,859,730
Pennsylvania - 5.5%
Lehigh County General Purpose Authority, (NATL-RE) 7%, 7/1/2016	880,000	977,293
Pennsylvania Higher Educational Facilities Authority, (NATL-RE) 5%, 4/1/2020	500,000	531,895
		1,509,188
South Carolina - 1.7%
York County School District No 1/SC, General Obligation, 5%, 3/1/2027	440,000	471,288
		471,288
Texas - 10.5%
City of San Antonio TX, 5.125%, 5/15/2029	500,000	523,845
City of Sugar Land TX, General Obligation Ltd., 5%, 2/15/2028	350,000	361,393
County of Harris TX, General Obligation Ltd., (Prerefunded 10/01/18 @ 100) 5.75%, 10/1/2024	250,000	301,370
Lower Colorado River Authority, (Escrowed To Maturity) (AMBAC) 6%, 1/1/2017	305,000	368,178
Mueller Local Government Corp., 5%, 9/1/2025	1,280,000	1,331,660
		2,886,446
Virginia - 6.4%
City of Hopewell VA, General Obligation, 5.875%, 7/15/2034	500,000	517,430
Commonwealth of Virginia, General Obligation, 5%, 6/1/2027	150,000	161,835
County of Arlington VA, General Obligation, 5%, 1/15/2025	400,000	425,860
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/2039	265,000	262,583
Henry County Public Service Authority, (AGM) 5.25%, 11/15/2015	150,000	170,163
Virginia Housing Development Authority, 4.8%, 10/1/2039	250,000	234,440
		1,772,311
Washington - 2.3%
Grays Harbor County Public Utility District No. 1, (AGM) 5.25%, 7/1/2024	605,000	626,236
		626,236
Wisconsin - 1.8%
State of Wisconsin, General Obligation, 5%, 5/1/2024	285,000	297,918
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/2021	200,000	201,557
		499,475

TOTAL INVESTMENTS - 97.9% (Cost $26,607,333)		27,017,711

NET OTHER ASSETS AND LIABILITIES - 2.1%		586,888

TOTAL ASSETS - 100%		$ 27,604,599

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty	-
BHAC-CR: Berkshire Hathaway Assuranty Corp.
CNTY GTD: County Guaranteed
FGIC: Financial Guaranty Insurance Co.
FSA: Financial Security Assurance
HUD SECTION 8: HUD Insured Multifamily Housing
NATL-RE: National Public Finance Guarantee Corp
Q-SBLF: Qualified School Board Loan Fund
SEEK: Obligation assumed by AGM
ST GTD: State Guaranteed

See Notes to Portfolio of Investments

Madison Mosaic Virginia Tax-Free Fund

Portfolio of Investments – December 31, 2010 (unaudited)

	Par Value	Value (Note 1)
LONG TERM MUNICIPAL BONDS - 97.8%

Development - 3.1%
Prince William County Industrial Development Authority, 5.25%, 2/1/2018	$ 675,000	$ 773,894
		773,894
Education - 10.3%
Prince William County Industrial Development Authority, 5%, 10/1/2018	150,000	155,588
University of Virginia, 5%, 6/1/2040	255,000	260,365
Virginia College Building Authority, 5%, 4/1/2016	100,000	108,916
Virginia College Building Authority, 5%, 9/1/2026	140,000	146,979
Virginia College Building Authority, 5%, 2/1/2029	375,000	390,135
Virginia College Building Authority, 5%, 2/1/2023	500,000	551,020
Virginia Polytechnic Institute & State University, (AMBAC) 5%, 6/1/2014	775,000	859,808
Virginia Public School Authority, 5%, 12/1/2018	100,000	108,980
		2,581,791
Facilities - 14.1%
Gloucester County Industrial Development Authority, (NATL-RE) 4.375%, 11/1/2025	500,000	495,935
Henrico County Economic Development Authority, 5%, 10/1/2018	170,000	195,216
Newport News Industrial Development Authority, 5%, 7/1/2025	745,000	783,263
Northwestern Regional Jail Authority, (NATL-RE) 5%, 7/1/2019	50,000	52,560
Prince William County Park Authority, 4%, 4/15/2024	320,000	304,090
Roanoke County Economic Development Authority, (ASSURED GTY) 5%, 10/15/2016	400,000	458,104
Stafford County & Staunton Industrial Development Authority, (NATL-RE) 4.5%, 8/1/2025	700,000	685,328
Stafford County & Staunton Industrial Development Authority, (XLCA) 5%, 8/1/2021	315,000	328,413
Virginia Public Building Authority, 5.25%, 8/1/2023	200,000	221,976
		3,524,885
General - 8.0%
Fairfax County Economic Development Authority, (NATL-RE) 5.25%, 9/1/2019	1,000,000	1,001,530
County of Prince William VA, Certificate Participation, (AMBAC) 5%, 6/1/2022	750,000	781,838
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) 5.5%, 8/1/2027	100,000	111,838
Virgin Islands Public Finance Authority, (NATL-RE FGIC) 5%, 10/1/2023	100,000	100,587
		1,995,793
General Obligation - 14.6%
City of Alexandria VA, General Obligation, 5%, 1/1/2016	200,000	231,440
County of Arlington VA, General Obligation, 5%, 1/15/2025	175,000	186,314
County of Henrico VA, General Obligation, (Prerefunded 12/01/18 @ 100) 5%, 12/1/2024	200,000	233,474
County of Henrico VA, General Obligation, 5%, 7/15/2025	150,000	164,274
City of Hopewell VA, General Obligation, 5.875%, 7/15/2034	500,000	517,430
County of Loudoun VA, General Obligation, (Prerefunded 12/01/17 @ 100) 5%, 12/1/2018	165,000	191,237
County of Loudoun VA, General Obligation, 5%, 10/1/2013	325,000	346,518
County of Prince George VA, General Obligation, (ASSURED GTY ) 5%, 2/1/2020	200,000	220,490
City of Richmond VA, General Obligation, (AGM) 5%, 7/15/2023	750,000	802,447
County of Spotsylvania VA, General Obligation, (NATL-RE) 4.25%, 1/15/2013	250,000	266,425
Commonwealth of Virginia, General Obligation, 5%, 6/1/2026	300,000	323,841
Commonwealth of Virginia, General Obligation, 5%, 6/1/2027	150,000	161,835
		3,645,725
Medical - 9.3%
Augusta County Industrial Development Authority, 5.25%, 9/1/2020	1,000,000	1,066,220
Charlotte County Industrial Development Authority/VA, 5%, 9/1/2016	335,000	353,177
Henrico County Economic Development Authority, (NATL-RE) 6%, 8/15/2016	300,000	325,371
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE) 6.125%, 7/1/2017	500,000	577,420
		2,322,188
Multifamily Housing - 6.9%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/2036	450,000	425,070
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/2039	300,000	297,264
Suffolk Redevelopment & Housing Authority, 5.6%, 2/1/2033	750,000	755,993
Virginia Housing Development Authority, 4.8%, 10/1/2039	250,000	234,440
		1,712,767
Pollution - 4.5%
Southeastern Public Service Authority, (Escrowed To Maturity) (AMBAC) 5%, 7/1/2015	635,000	709,695
Southeastern Public Service Authority, (Escrowed To Maturity) (AMBAC) 5%, 7/1/2015	365,000	408,924
		1,118,619
Power - 3.6%
Chesterfield County Economic Development Authority, 5%, 5/1/2023	565,000	586,380
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC) 5.25%, 7/1/2024	290,000	310,297
		896,677
School District - 1.5%
Virginia Public School Authority, 5%, 8/1/2027	350,000	367,297
		367,297
Transportation - 2.7%
Puerto Rico Highway & Transportation Authority, (ASSURED GTY) 5.25%, 7/1/2034	100,000	95,081
Richmond Metropolitan Authority, (NATL-RE FGIC) 5.25%, 7/15/2012	350,000	371,668
Richmond Metropolitan Authority, (NATL-RE FGIC) 5.25%, 7/15/2022	200,000	219,604
		686,353
Utilities - 3.6%
City of Richmond VA, (AGM) 4.5%, 1/15/2033	940,000	904,374
		904,374
Water - 15.6%
Fairfax County Water Authority, 5.25%, 4/1/2023	180,000	206,678
Frederick-Winchester Service Authority, (AMBAC) 5%, 10/1/2015	570,000	641,980
Hampton Roads Sanitation District, 5%, 4/1/2033	250,000	253,772
Henry County Public Service Authority, (AGM) 5.25%, 11/15/2013	700,000	770,336
Henry County Public Service Authority, (AGM) 5.25%, 11/15/2015	150,000	170,163
City of Norfolk VA, (NATL-RE) 5.9%, 11/1/2025	210,000	210,428
Upper Occoquan Sewage Authority, (NATL-RE) 5.15%, 7/1/2020	1,000,000	1,151,420
Virginia Resources Authority, 5%, 10/1/2027	300,000	315,591
Virginia Resources Authority, 5%, 11/1/2031	160,000	164,213
		3,884,581

TOTAL INVESTMENTS - 97.8% (Cost $23,974,716)		24,414,944

NET OTHER ASSETS AND LIABILITIES - 2.2%		542,391

TOTAL ASSETS - 100%		$ 24,957,335

AGM: Assured Guaranty Municipal Corp.
AMBAC: AMBAC Indemnity Corp.
ASSURED GTY: Assured Guaranty	-
BHAC-CR: Berkshire Hathaway Assuranty Corp.
FGIC: Financial Guaranty Insurance Co.
NATL-RE: National Public Finance Guarantee Corp.
XLCA: XL Capital Assuranty

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments

1. Portfolio Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – Significant Unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended December 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of December 31, 2010, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of December 31, 2010 in valuing the funds’ investments carried at fair value:

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 12/31/10

National Fund
Long Term Municipal Bonds	$ -	$ 27,017,711	$ -	$ 27,017,711
Total	$ -	$ 27,017,711	$ -	$ 27,017,711

Virginia Fund
Long Term Municipal Bonds	$ -	$ 24,414,944	$ -	$ 24,414,944
Total	$ -	$ 24,414,944	$ -	$ 24,414,944
	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Value at 12/31/10

National Fund
Long Term Municipal Bonds	$ -	$ 27,017,711	$ -	$ 27,017,711
Total	$ -	$ 27,017,711	$ -	$ 27,017,711

Virginia Fund
Long Term Municipal Bonds	$ -	$ 24,414,944	$ -	$ 24,414,944
Total	$ -	$ 24,414,944	$ -	$ 24,414,944

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended December 31, 2010.

The funds adopted guidance on enhanced disclosures about a Fund's derivative and hedging activities. Management has determined that there is no impact on the financial statement of the Funds as it did not hold derivative financial instruments during the period.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

 Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date: February 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: February 22, 2011

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: February 22, 2011